Other service fees	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Other Service Fees

Note 36 – Other service fees

The following table presents the major categories of other service fees for the years ended December 31, 2017, 2016 and 2015.

(In thousands)	2017	2016	2015
Debit card fees	$42,721	$46,241	$46,176
Insurance fees	50,948	63,482	63,976
Credit card fees	67,584	70,526	68,166
Sale and administration of investment products	21,958	21,450	23,846
Trust fees	19,972	18,811	18,866
Other fees	14,084	14,260	15,060
Total other service fees	$217,267	$234,770	$236,090